[logo – Capital GuardianSM]

Capital Emerging Markets Total Opportunities Fund
6455 Irvine Center Drive
Irvine, CA 92618

April 11, 2012

Document Control
U.S. Securities and Exchange Commission
100 F. Street, NE
Washington, D.C. 20549

Re:	Capital Emerging Markets Total Opportunities Fund
File Nos. 333-176635 and 811-22605

Dear Sir or Madam:

This filing is being made pursuant to 497 in order to comply with the XBRL requirements applicable to investment companies under Rule 405 of Regulation S-T.  This filing is being made in connection with the above referenced Registrant’s filing of its registration statement pursuant to Rule 497 on March 20, 2012.

Sincerely,

/s/ Courtney R. Taylor
Courtney R. Taylor
Secretary